Other Financial Assets - Schedule of Other Financial Assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial assets [line items]
Derivative financial instruments (Note 26)	¥ 167,920	¥ 84,369
Investments in equity instruments (Note 26)	173,034	151,687
Financial assets associated with contingent consideration arrangements (Note 26)	10,488	10,197
Other	15,244	23,576
Total	481,829	371,600
Non-current	439,941	351,124
Current	41,888	20,476
Convertible notes
Disclosure of financial assets [line items]
Investments in financial assets at fair value through P&L	8,776	10,424
Debt securities
Disclosure of financial assets [line items]
Investments in financial assets at fair value through P&L	¥ 106,366	¥ 91,348